Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value as of December 31, 2017 and December 31, 2016, by caption on the consolidated balance sheet and by FASB ASC 820 valuation hierarchy (as described above) (in thousands):

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2017
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$72,980	—	72,980	—
Mortgage-backed securities	197,926	—	197,926	—
Asset-backed securities	25,598	—	25,598	—
State and municipal securities	36,212	—	36,212	—
Total investment securities available-for-sale	332,716	—	332,716	—
Mortgage loans held for sale	5,106	—	5,106	—
Other assets	29,475	—	—	29,475
Total	$367,297	—	337,822	29,475

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2016
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$59,488	—	59,488	—
Mortgage-backed securities	164,365	—	164,365	—
Asset-backed securities	36,857	—	36,857	—
State and municipal securities	51,875	—	51,875	—
Total investment securities available-for-sale	312,585	—	312,585	—
Mortgage loans held for sale	14,788	—	14,788	—
Other assets	28,616	—	—	28,616
Total	$355,989	—	327,373	28,616

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

	Measured on a Non-Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2017
Other real estate owned	$1,635	—	—	1,635
Impaired loans, net (¹)	6,531	—	—	6,531
Total	$8,166	—	—	8,166
December 31, 2016
Other real estate owned	$4,527	—	—	4,527
Impaired loans, net (¹)	6,792	—	—	6,792
Total	$11,319	—	—	11,319

(¹)	Amount is net of a valuation allowance of $427,000 at December 31, 2017 and $316,000 at December 31, 2016 as required by ASC 310, “Receivables.”

Fair Value Inputs, Assets, Quantitative Information
The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which we have utilized Level 3 inputs to determine fair value at December 31, 2017 and 2016:

	Valuation Techniques (¹)	Significant Unobservable Inputs	Range (Weighted Average)
Impaired loans	Appraisal	Estimated costs to sell	10%
Other real estate owned	Appraisal	Estimated costs to sell	10%

(¹)
The fair value is generally determined through independent appraisals of the underlying collateral, which may include Level 3 inputs that are not identifiable, or by using the discounted cash flow method if the loan is not collateral dependent.

Changes in Fair Value Due to Observable Factors
The table below includes a rollforward of the balance sheet amounts for the year ended December 31, 2017 and 2016 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology (in thousands):

	For the Year Ended December 31,
	2017		2016
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, January 1	$28,616	—	$17,733	—
Total realized gains included in income	859	—	673	—
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—	—	—
Purchases, issuances and settlements, net	—	—	10,210	—
Transfers out of Level 3	—	—	—	—
Fair value, December 31	$29,475	—	$28,616	—
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$859	—	$673	—

Carrying Value and Estimated Fair Value of Financial Instruments
The following table presents the carrying amounts, estimated fair value and placement in the fair value hierarchy of the Company’s financial instruments at December 31, 2017 and December 31, 2016. This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization.

(in Thousands)	Carrying/ Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2017
Financial assets:
Securities held-to-maturity	$32,480	32,111	—	32,111	—
Loans, net	1,727,253	1,724,937	—	—	1,724,937
Financial liabilities:
Deposits and securities sold under agreements to repurchase	2,038,609	1,812,011	—	—	1,812,011
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2016
Financial assets:
Securities held-to-maturity	$36,624	36,145	—	36,145	—
Loans, net	1,667,088	1,673,568	—	—	1,673,568
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,942,871	1,631,032	—	—	1,631,032
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

(¹)
Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.